Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING INVESTORS TRUST
Central Index Key	0000837276
Amendment Flag	false
Document Creation Date	Aug 7, 2012
Document Effective Date	Aug 7, 2012
Prospectus Date	Apr 30, 2012

ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus

dated April 30, 2012 (“Prospectus”)

On January 12, 2012, in conjunction with the merger of ING American Funds Growth Portfolio into the Portfolio, the Portfolio’s Board of Trustees approved a change with respect to the fee and expense structure for Class ADV shares of the Portfolio.

1.	Effective on or about July 21, 2012, the Portfolio’s Prospectus is revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.55%
Distribution and/or Shareholder Service (12b-1) Fees	0.75%
Administrative Services Fee	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements [2]	(0.37)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.07%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.20% for Class ADV shares through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Further, the distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2014. Further, the distributor is contractually obligated to waive an additional 0.09% of the distribution fee for Class ADV shares through May 1, 2014. There is no guarantee that this distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it. In addition, the distributor is contractually obligated to further waive 0.04% of the distribution fee through May 1, 2014. This additional 0.04% distribution fee waiver will expire on May 1, 2014.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$109	419	752	1,692

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ingit1_SupplementTextBlock

ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus

dated April 30, 2012 (“Prospectus”)

On January 12, 2012, in conjunction with the merger of ING American Funds Growth Portfolio into the Portfolio, the Portfolio’s Board of Trustees approved a change with respect to the fee and expense structure for Class ADV shares of the Portfolio.

1.	Effective on or about July 21, 2012, the Portfolio’s Prospectus is revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.55%
Distribution and/or Shareholder Service (12b-1) Fees	0.75%
Administrative Services Fee	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements [2]	(0.37)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.07%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.20% for Class ADV shares through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Further, the distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2014. Further, the distributor is contractually obligated to waive an additional 0.09% of the distribution fee for Class ADV shares through May 1, 2014. There is no guarantee that this distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it. In addition, the distributor is contractually obligated to further waive 0.04% of the distribution fee through May 1, 2014. This additional 0.04% distribution fee waiver will expire on May 1, 2014.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$109	419	752	1,692

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingit1_SupplementTextBlock

ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus

dated April 30, 2012 (“Prospectus”)

On January 12, 2012, in conjunction with the merger of ING American Funds Growth Portfolio into the Portfolio, the Portfolio’s Board of Trustees approved a change with respect to the fee and expense structure for Class ADV shares of the Portfolio.

1.	Effective on or about July 21, 2012, the Portfolio’s Prospectus is revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.55%
Distribution and/or Shareholder Service (12b-1) Fees	0.75%
Administrative Services Fee	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements [2]	(0.37)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.07%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.20% for Class ADV shares through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Further, the distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2014. Further, the distributor is contractually obligated to waive an additional 0.09% of the distribution fee for Class ADV shares through May 1, 2014. There is no guarantee that this distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it. In addition, the distributor is contractually obligated to further waive 0.04% of the distribution fee through May 1, 2014. This additional 0.04% distribution fee waiver will expire on May 1, 2014.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$109	419	752	1,692

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
ING Large Cap Growth Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%	[1]
1 Yr	rr_ExpenseExampleYear01	109
3 Yrs	rr_ExpenseExampleYear03	419
5 Yrs	rr_ExpenseExampleYear05	752
10 Yrs	rr_ExpenseExampleYear10	1,692

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.20% for Class ADV shares through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Further, the distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2014. Further, the distributor is contractually obligated to waive an additional 0.09% of the distribution fee for Class ADV shares through May 1, 2014. There is no guarantee that this distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it. In addition, the distributor is contractually obligated to further waive 0.04% of the distribution fee through May 1, 2014. This additional 0.04% distribution fee waiver will expire on May 1, 2014.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 7, 2012